Related-Parties Transactions - Balances and Transaction with Related Parties (Parenthetical) (Detail) - USD ($) $ in Thousands		2 Months Ended	12 Months Ended
		May 31, 2019	May 31, 2021	May 31, 2020	May 31, 2019	Jun. 01, 2019
Related Party Transaction [Line Items]
Amounts due from related parties, current			$ 4,118	$ 3,384
Accrued interest current			51,249	33,488
Operating lease right of use assets			1,857,533	1,425,466		$ 1,254,595
Operating lease liabilities			1,864,662			$ 1,238,080
Payment towards loans to related parties		$ 7,128	10,486	7,128	$ 61,155
Metropolis Holding China Limited [Member]
Related Party Transaction [Line Items]
Operating lease right of use assets			19,158	15,828
Operating lease liabilities			18,965	15,475
Metropolis Holding China Limited [Member] | Executive Chairman [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[1]		914	1,951
Long-term investment under equity method and carrying amount			$ 3,623	1,550
Dianshi jingwei [Member]
Related Party Transaction [Line Items]
Percentage of equity interest sold			51.00%
Repayments of related party debt			$ 21,024
Dianshi jingwei [Member] | Related Party Debt [Member]
Related Party Transaction [Line Items]
Accrued interest current				$ 0
MaxEn [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Payment towards loans to related parties	[2]		10,486
Impairment of loans receivable from related parties			$ 5,497

[1]	Starting in April 2010, the Group began renting a large portion of a building owned by Metropolis for office space. In March 2012, Metropolis was acquired by a company wholly-owned by Mr. Yu, the Group’s executive chairman. As a result, Metropolis became a related party of the Group. As of May 31, 2020 and 2021, the current amounts due from Metropolis were US$1,951 and US$914, respectively and the non-current amounts due from Metropolis were US$1,550 and US$3,623, respectively. Those represented prepaid rent related to a short-term lease and deposit for the building. As of May 31, 2020 and 2021, the ROU assets related to the leases rented from Metropolis were US$15,828 and US$19,158, respectively, and the relevant lease liabilities were US$15,475 and US$18,965, respectively.
[2]	During the year ended May 31, 2021, the Group provided the loans in aggregate of US$10,486 to Beijing MaxEn, an equity method investee of the Group. As of May 31, 2021, the outstanding balance of the loans was US$5,497, which was fully impaired.